Selected Quarterly Financial Information	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Information

Note 21: Selected Quarterly Financial Information (unaudited)

The following table sets forth the historical unaudited quarterly financial data for the periods indicated. The information for each of these periods has been prepared on the same basis as the audited consolidated financial statements and, in our opinion, reflects all adjustments necessary to present fairly our financial results. Operating results for previous periods do not necessarily indicate results that may be achieved in any future period.

	2016
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter	Year
($ in millions, except per share data)
Total revenues	$370	$391	$407	$415	$1,583
Total operating expenses	284	304	333	339	1,260
Income before income taxes	80	80	68	65	293
Net income	48	47	35	38	168
Basic and diluted earnings per share (1)	$0.48	$0.48	$0.35	$0.38	$1.70

	2015
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter	Year
($ in millions, except per share data)
Total revenues	$361	$360	$373	$381	$1,475
Total operating expenses	296	286	281	291	1,154
Income before income taxes	57	67	85	83	292
Net income	34	40	51	49	174
Basic and diluted earnings per share (1)	$0.34	$0.40	$0.52	$0.49	$1.76

(1)	Basic and diluted earnings per share was calculated based on shares distributed to our shareholders on January 3, 2017. See Note 16: Earnings Per Share for further discussion.